Loss Per Share (Details) - Schedule of weighted-average number of shares outstanding - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of weighted-average number of shares outstanding [Abstract]
Shares issuable upon exchange of Exchangeable Shares	309,286	2,667,349
Warrants	5,813,804	5,813,804
Restricted Stock Units	683,767	694,512
Restricted Stock Awards	32,394	64,289
Shares of common stock issuable in upon conversion of Convertible Notes	12,484,395	1,319,368
Total	19,323,646	10,559,322